CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Reallocations of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassifications Out of Accumulated Other Comprehensive Income
Reclassified other comprehensive loss	$ 0.8	$ (2,428.6)
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income | Other nonoperating income (expense)
Reclassifications Out of Accumulated Other Comprehensive Income
Adjusted reallocations of accumulated other comprehensive income			$ 102.5